Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based compensation	$ 6,638	$ 963	$ 592
Cost Of Revenues [Member]
Share-based compensation	155	34	0
Research And Development [Member]
Share-based compensation	674	269	39
Sales And Marketing [Member]
Share-based compensation	736	128	11
General And Administrative [Member]
Share-based compensation	$ 5,073	$ 532	$ 542